Discontinued Operations - Schedule of Assets and Liabilities Derecognized (Details)	Dec. 31, 2024 USD ($)
Schedule of Assets and Liabilities Derecognized [Abstract]
Prepaid expenses	$ 1,500
Intangible asset - ACO physician contract	1,073,000
Goodwill	381,856
Contract liability	(20,278)
Contingent acquisition consideration	(185,024)
Net Book Value of Assets and Liabilities Sold	$ 1,251,054